Goodwill - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognised through acquisition		$ 803
Cost to sell expected to reach as percentage of entity value	2.00%
Adverse change in WACC	1.00%
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of goodwill to total assets	57.00%
Craft breweries [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognised through acquisition	$ 398
SAB [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognised through acquisition	$ 72,406
Goodwill recognised through acquisition, provisional		$ 74,083